                                                  OMB APPROVAL
                                                  OMB Number: 3235-0006
                                                  Expires: October 31, 2000
                                                  Estimated average burden hours
                                                  per response: ......... 24.7

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000
                                               -------------

Check here if Amendment [ ];                      Amendment Number:
                                                                    ----
    This Amendment (Check only one):
         [ ] is a restatement.     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Bedford Oak Advisors, LLC
Address:   100 South Bedford Road, Mt. Kisco, New York 10549

Form 13F File Number: 28-05209
                         -----

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Dennis H. Javer
Title: Chief Financial Officer
Phone: (914) 242-5725

Signature, Place, and Date of Signing:

/s/ Dennis H. Javer               Mt. Kisco, New York            August 14, 2000
-----------------------------     -------------------            ---------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [if there are no entries in this list, omit this section]

Form 13F File Number 28-05207
                        -----
Name   Bedford Oak Partners, L.P.
     -----------------------------------------------------------

[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

                                 Report Summary:

Number of Other Included Managers:  1
                                   ---

Form 13F Information Table Entry Total: 13
                                        --

Form 13F Information Table Value Total: $6,021 (thousands)
                                         -----

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No.  1
    ---
Form 13F File Number 28-05211
                        -----
Name:  Harvey P. Eisen

[Repeat as necessary.]

                                                   FORM 13F INFORMATION TABLE

Column                          Column  Column     Column           Column          Column     Column            Column
  1                               2       3          4                5               6          7                 8

                                Title                                                                       Voting Authority
                                 of                Value    Shares or  SH/  Put/  Invstmt      Other    -----------------------
Name of Issuer                  Class    CUSIP    (x$1000)  prn amt    PRN  Call  Dscretn     Managers    Sole   Shared   None
------------------------------  -----  ---------  --------  ---------  ---  ----  ----------  --------  -------  ------   ----
Cache                           COM    127150308   91        24000     SH         Defined     1          24000
Capital Trust                   COM    14052H100  400       100000     SH         Defined     1         100000
Carreker-Antinor                COM    144433109  630        70000     SH         Defined     1          70000
Cell Genesys                    COM    150921104  560        20000     SH         Defined     1          20000
Choice  Point                   COM    170388102  552        12400     SH         Defined     1          12400
Coinstar                        COM    19259P300  453        45000     SH         Defined     1          45000
Firstcom                        COM    33763T104  151        10000     SH         Defined     1          10000
Giant Group                     COM    374503100   11        26100     SH         Defined     1          26100
International
Rectifier
Corp.                           COM    460254105  560        10000     SH         Defined     1          10000
Leggett &
Platt                           COM    524660107  330        20000     SH         Defined     1          20000
Lightpath
Tech                            COM               398        10000     SH         Defined     1          10000
Plains
Resources                       COM    726540503  960        60000     SH         Defined     1          60000
Royal
Carribean                       COM    V7780T103  925        50000     SH         Defined     1          50000


REPORT                          13 DATA RECORDS  6021         1  OTHER MANAGER ON WHOSE BEHALF REPORT IS FILED
SUMMARY